Condensed Consolidated Statements of Income and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Total revenues	$ 18,096	$ 15,926
Cost of revenues	(7,131)	(6,098)
Gross profit	10,965	9,828
Operating expenses:
Selling and marketing	(3,783)	(2,393)
General and administrative	(5,480)	(4,583)
Total operating expenses	(9,263)	(6,976)
Income from operations	1,702	2,852
Other income (expense)
Other income (expense), net	46	(722)
Interest income	19	23
Income before income taxes	1,767	2,153
Income tax expenses	(1,000)	(796)
Net income	767	1,357
Comprehensive income (loss):
Net income	767	1,357
Foreign currency translation adjustments	(681)	(2,596)
Comprehensive income (loss)	$ 86	$ (1,239)
Weighted average number of ordinary shares outstanding – basic (in Shares)	29,735,240	25,638,122
Earnings per ordinary share – basic (in Dollars per share)	$ 0.03	$ 0.05
Financial and taxation solution services
Revenues
Revenues	$ 14,395	$ 12,162
Education support services
Revenues
Revenues	1,609	2,193
Software and maintenance services
Revenues
Revenues	$ 2,092	$ 1,571